Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Restated [Member]	Common Stock [Member]	Common Stock [Member] Restated [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restated [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restated [Member]	Total	Restated [Member]
Beginning balance, value at Dec. 31, 2023	$ 200		$ 188,493		$ 4,814,651		$ (5,077,401)		$ (74,057)
Balance, shares at Dec. 31, 2023	2,000,000		1,884,930,584
Net loss							(95,702)		(95,702)
Balance, shares at Mar. 31, 2024	2,000,000		1,884,930,584
Ending balance, value at Mar. 31, 2024	$ 200		$ 188,493		4,814,651		(5,173,103)		(169,759)
Beginning balance, value at Dec. 31, 2023	$ 200		$ 188,493		4,814,651		(5,077,401)		(74,057)
Balance, shares at Dec. 31, 2023	2,000,000		1,884,930,584
Net loss									(179,579)
Shares issued for service, shares			0
Balance, shares at Dec. 31, 2024	2,000,000		1,884,930,584
Ending balance, value at Dec. 31, 2024	$ 200	$ 200	$ 188,493	$ 188,493	4,814,651	$ 4,814,651	(5,256,887)	$ (5,256,887)	(253,543)	$ (253,544)
Beginning balance, value at Mar. 31, 2024	$ 200		$ 188,493		4,814,651		(5,173,103)		(169,759)
Balance, shares at Mar. 31, 2024	2,000,000		1,884,930,584
Net loss							(23,336)		(23,336)
Balance, shares at Jun. 30, 2024	2,000,000		1,884,930,584
Ending balance, value at Jun. 30, 2024	$ 200		$ 188,493		4,814,651		(5,196,439)		(193,095)
Net loss							(12,821)		(12,821)
Balance, shares at Sep. 30, 2024	2,000,000		1,884,930,584
Ending balance, value at Sep. 30, 2024	$ 200		$ 188,493		4,814,651		(5,209,260)		(205,916)
Net loss							(47,720)		(47,720)
Balance, shares at Dec. 31, 2024	2,000,000		1,884,930,584
Ending balance, value at Dec. 31, 2024	$ 200	200	$ 188,493	188,493	4,814,651	4,814,651	(5,256,887)	(5,256,887)	(253,543)	(253,544)
Net loss							(55,134)	(55,134)	(55,134)	(55,134)
Balance, shares at Mar. 31, 2025	2,000,000		1,884,930,584
Ending balance, value at Mar. 31, 2025	$ 200	200	$ 188,493	188,493	4,814,651	4,814,651	(5,312,021)	(5,312,021)	(308,677)	(308,678)
Beginning balance, value at Dec. 31, 2024	$ 200	200	$ 188,493	188,493	4,814,651	4,814,651	(5,256,887)	(5,256,887)	(253,543)	(253,544)
Balance, shares at Dec. 31, 2024	2,000,000		1,884,930,584
Net loss									(211,173)
Balance, shares at Jun. 30, 2025	2,000,000		1,884,930,584
Ending balance, value at Jun. 30, 2025	$ 200		$ 188,493		4,814,651		(5,468,060)		(464,717)
Beginning balance, value at Dec. 31, 2024	$ 200	200	$ 188,493	188,493	4,814,651	4,814,651	(5,256,887)	(5,256,887)	(253,543)	(253,544)
Balance, shares at Dec. 31, 2024	2,000,000		1,884,930,584
Net loss									(251,410)
Shares issued for service, shares			0
Balance, shares at Dec. 31, 2025	2,000,000		1,884,930,584
Ending balance, value at Dec. 31, 2025	$ 200		$ 188,493		4,814,651		(5,508,297)		(504,954)	(504,954)
Beginning balance, value at Mar. 31, 2025	$ 200	200	$ 188,493	188,493	4,814,651	4,814,651	(5,312,021)	(5,312,021)	(308,677)	(308,678)
Balance, shares at Mar. 31, 2025	2,000,000		1,884,930,584
Net loss							(156,039)	$ (156,039)	(156,039)	(156,039)
Balance, shares at Jun. 30, 2025	2,000,000		1,884,930,584
Ending balance, value at Jun. 30, 2025	$ 200		$ 188,493		4,814,651		(5,468,060)		(464,717)
Net loss							(20,429)		(20,429)
Balance, shares at Sep. 30, 2025	2,000,000		1,884,930,584
Ending balance, value at Sep. 30, 2025	$ 200		$ 188,493		4,814,651		(5,488,489)		(485,146)
Net loss							(19,808)		(19,808)
Balance, shares at Dec. 31, 2025	2,000,000		1,884,930,584
Ending balance, value at Dec. 31, 2025	$ 200		$ 188,493		4,814,651		(5,508,297)		(504,954)	(504,954)
Net loss							(120,246)		(120,246)
Shares issued for services			$ 2,500		115,000				117,500
Shares issued for service, shares			25,000,000
Balance, shares at Mar. 31, 2026	2,000,000		1,909,930,584
Ending balance, value at Mar. 31, 2026	$ 200		$ 190,993		4,929,651		(5,628,543)		(507,700)
Beginning balance, value at Dec. 31, 2025	$ 200		$ 188,493		4,814,651		(5,508,297)		(504,954)	$ (504,954)
Balance, shares at Dec. 31, 2025	2,000,000		1,884,930,584
Net loss									(258,617)
Balance, shares at Jun. 30, 2026	2,000,000		1,997,483,341
Ending balance, value at Jun. 30, 2026	$ 200		$ 199,748		5,080,533		(5,766,914)		(486,433)
Beginning balance, value at Mar. 31, 2026	$ 200		$ 190,993		4,929,651		(5,628,543)		(507,700)
Balance, shares at Mar. 31, 2026	2,000,000		1,909,930,584
Net loss							(138,371)		(138,371)
Shares issued for conversion of debt			$ 8,755		150,882				159,637
Shares issued for conversion of debt, shares			87,552,757
Balance, shares at Jun. 30, 2026	2,000,000		1,997,483,341
Ending balance, value at Jun. 30, 2026	$ 200		$ 199,748		$ 5,080,533		$ (5,766,914)		$ (486,433)